SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	9 Months Ended
Sep. 30, 2019
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
BASIS OF PREPARATION
BASIS OF PREPARATION

Fly is a holding company that conducts its business through its subsidiaries. Fly directly or indirectly owns all of the common shares of its consolidated subsidiaries. The consolidated financial statements presented are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”). The consolidated financial statements include the accounts of Fly and all of its subsidiaries. In instances where it is the primary beneficiary, the Company consolidates a Variable Interest Entity (“VIE”). Fly is deemed the primary beneficiary when it has both the power to direct the activities of the VIE that most significantly impact the economic performance of such VIE, and it bears the significant risk of loss and participates in gains of the VIE. All intercompany transactions and balances have been eliminated. The consolidated financial statements are stated in U.S. Dollars, which is the principal operating currency of the Company.

The Company’s interim financial statements reflect all normally recurring adjustments that are necessary to fairly state the results for the interim periods presented. Certain information and footnote disclosures required by U.S. GAAP for complete annual financial statements have been omitted and, therefore, the Company’s interim financial statements should be read in conjunction with its Annual Report on Form 20-F for the year ended December 31, 2018, filed with the SEC on March 12, 2019 (the “2018 Annual Report”). The results of operations for the three and nine months ended September 30, 2019 are not necessarily indicative of those for a full fiscal year.

The Company has one operating and reportable segment which is aircraft and aircraft equipment leasing.

Certain amounts in prior period consolidated financial statements have been reclassified to conform to the current period presentation.

USE OF ESTIMATES
USE OF ESTIMATES

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. The use of estimates is or could be a significant factor affecting the reported carrying values of flight equipment, deferred tax assets, liabilities and reserves. To the extent available, the Company utilizes industry specific resources, third-party appraisers and other materials to support management’s estimates, particularly with respect to flight equipment. Despite management’s best efforts to accurately estimate such amounts, actual results could differ from those estimates.

NEW ACCOUNTING PRONOUNCEMENTS
NEW ACCOUNTING PRONOUNCEMENTS

In February 2016, the Financial Accounting Standards Board (the “FASB”) issued its new lease guidance, ASU 2016-02, Leases (Topic 842). Under the new guidance, lessees will be required to recognize the following for all leases (with the exception of short-term leases) on the commencement date: (i) lease liability, which is a lessee’s obligation to make lease payments arising from a lease, measured on a discounted basis; and (ii) right-of-use asset, which is an asset that represents the lessee’s right to use, or control the use of, a specified asset for the lease term. Under the new guidance, lessor accounting is largely unchanged. The FASB has decided that lessors will be precluded from recognizing selling profit and revenue at lease commencement for any finance lease that does not transfer control of the underlying asset to the lessee. In addition, the new guidance will require lessors to capitalize, as initial direct costs, only those costs that are incurred in connection with the execution of a lease. Any other costs incurred, including allocated indirect costs, will no longer be capitalized and instead will be expensed as incurred.

In July 2018, the FASB issued new guidance to provide entities with relief from the costs of implementing certain aspects of ASU 2016-02, Leases (Topic 842). Under a new transition method, entities can elect to not restate comparative periods presented in financial statements in the period of adoption. The FASB also issued new practical expedients that allow lessors to elect not to separate lease and associated non-lease components within a contract if the following conditions are met:

The timing and pattern of transfer for the non-lease component and the associated lease component are the same; and

The stand-alone lease component would be classified as an operating lease if accounted for separately.

The Company adopted the guidance effective January 1, 2019 and elected the practical expedients and transition relief, which does not require the Company to restate comparative periods. Accordingly, the adoption did not result in any adjustment to the Company’s consolidated balance sheets, results of operations or cash flows.

In August 2017, the FASB issued ASU 2017-12, Derivatives and Hedging (Topic 815). ASU 2017-12 is intended to more closely align hedge accounting with companies’ risk management strategies, simplify the application of hedge accounting, and increase transparency as to the scope and results of hedging programs. Under the guidance, if a cash flow hedge is highly effective, all changes in the fair value of the derivative hedging instrument will be recorded in other comprehensive income and reclassified to earnings when the hedged item impacts earnings. After initial qualification, the new guidance permits a qualitative effectiveness assessment for certain hedges instead of a quantitative test, such as a regression analysis, if the company can reasonably support an expectation of high effectiveness throughout the term of the hedge. An initial quantitative test to establish that the hedge relationship is highly effective is still required. Additional disclosures include cumulative basis adjustments for fair value hedges and the effect of hedging on individual income statement line items. The Company adopted the guidance effective January 1, 2019. The adoption of the standard did not have a material effect on the Company’s consolidated balance sheets, results of operations or cash flows.

In June 2016, the FASB issued ASU 2016-13, Measurement of Credit Losses on Financial Instruments, which amends its guidance on the impairment of financial instruments. The standard adds to U.S. GAAP an impairment model, known as the current expected credit loss model, that is based on expected losses rather than incurred losses. Under the new guidance, an entity recognizes its estimate of lifetime expected credit losses as an allowance for most financial assets measured at amortized cost and certain other instruments, including trade and other receivables, investment in finance leases and off-balance sheet credit exposures. The FASB believes the new accounting standard will result in more timely recognition of losses. The standard is applied on a modified retrospective approach. ASU 2016-13 does not apply to operating lease receivables. The standard will be effective for fiscal years (including interim periods) beginning after December 15, 2019. The Company is evaluating the impact of adopting ASU 2016-13.

In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 removes the following disclosure requirements from Topic 820:

The amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy;

The policy for timing of transfers between levels; and

The valuation processes for Level 3 fair value measurements.

The following disclosure requirements were added to Topic 820:

The changes in unrealized gains and losses for the period included in other comprehensive income for recurring Level 3 fair value measurements at the end of the reporting period; and

The range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements.

ASU 2018-13 will be effective for fiscal years (including interim periods) beginning after December 15, 2019, and early adoption will be permitted. The Company is currently evaluating the impact of ASU 2018-13 and will adopt the guidance effective January 1, 2020.